STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)															3 Months Ended				12 Months Ended
	Oct. 15, 2021	Oct. 08, 2021	Sep. 22, 2021	Sep. 17, 2021	Sep. 17, 2021	May 16, 2021	Mar. 08, 2021	Mar. 05, 2021	Feb. 17, 2021	Feb. 16, 2021	Feb. 12, 2021	Oct. 19, 2020	Aug. 02, 2017	Jul. 19, 2017	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 22, 2021	May 16, 2019
Class of Stock [Line Items]
Number shares issued during period															50,730					0
Number of common stock value issued during period																	$ 38,500	$ 456,000	$ 494,500
Preferred stock, par value															$ 0.0001				$ 0.0001	$ 0.0001
Common stock, shares outstanding															4,171,638				4,171,638	3,412,281
Common stock, shares issued															4,171,638				4,171,638	3,412,281
Debt conversion instrument								5,499							21,250
Conversion of notes payable																		181,250
Value of shares issued for service																	$ 1,750	$ 436,385	$ 1,344,995
Stock based compensation																			$ 412,447	$ 104,639
Accrued interest																		$ 43,438
Stock based compensation unregognised																				$ 660,372
Share based compensation																				491,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number																39,063
Additional number of shares vested																			292,040
Value of shares vested																			$ 331,103
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member]
Class of Stock [Line Items]
Warrants exercise price									$ 0.008
Number of warrant issued									170,942
Warrants to purchase common stock									170,942
Number of warrants earned									102,565
Remaining warrants expected to be earned									68,377
Amount of warrants outstanding									$ 1,640,447
Ownership interest percentage									99.00%
Minority interest ownership percentage									1.00%												1.00%
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member]
Class of Stock [Line Items]
Warrants exercise price									$ 0.008
Number of warrant issued									170,942
Number of warrants earned									102,565
Remaining warrants expected to be earned									68,377
Amount of warrants outstanding									$ 1,640,447
Ownership interest percentage									99.00%
Share Exchange Agreement [Member] | Contingent Consideration [Member] | MIMO Technologies PVT Ltd [Member]
Class of Stock [Line Items]
Amount of warrants outstanding									$ 656,179
Stock Purchase Agreements [Member]
Class of Stock [Line Items]
Number shares issued during period										71,250
Shares issued price per share										$ 6.40
Number of common stock value issued during period										$ 456,000
Warrants exercise price										$ 16.00
Warrant term										3 years
Number of warrant issued										35,625
Consulting Agreement [Member]
Class of Stock [Line Items]
Number shares issued during period							3,125
Warrants exercise price							$ 16.00
Warrant term							3 years
Stock based compensation unregognised							$ 3,000
Rohuma, LLC [Member]
Class of Stock [Line Items]
Shares of stock issued for acquisition, shares																		536,528
TRAQIQ Solutions Private Limited [Member] | Share Exchange Agreement [Member]
Class of Stock [Line Items]
Percentage of voting interest acquired																						100.00%
Warrant term																						5 years
Number of warrant issued																						166,159
Class of warrant																						$ 268
Warrants to purchase common stock															56,400				56,400			166,159
Cancelled warrants						52,391
TRAQIQ Solutions Private Limited [Member] | Share Exchange Agreement [Member] | Immediately Upon Closing [Member]
Class of Stock [Line Items]
Number of warrant issued																						12,596
Warrants to purchase common stock																						12,596
TRAQIQ Solutions Private Limited [Member] | Share Exchange Agreement [Member] | One Year After the Date of Closing [Member]
Class of Stock [Line Items]
Warrants to purchase common stock																		107,494				107,494
TRAQIQ Solutions Private Limited [Member] | Share Exchange Agreement [Member] | Two Years After the Date of Closing [Member]
Class of Stock [Line Items]
Number of warrant issued																						46,069
Warrants to purchase common stock																						46,069
MIMO Technologies PVT Ltd [Member]
Class of Stock [Line Items]
Note receivable written off									258,736
Accounts receivable written off									123,778
Debenture written off									40,354
Cash payment to minority shareholders									22,338
MIMO Technologies PVT Ltd [Member] | Share Exchange Agreement [Member] | Contingent Consideration [Member]
Class of Stock [Line Items]
Amount of warrants outstanding									656,179
Warrant [Member] | Consulting Agreement [Member]
Class of Stock [Line Items]
Number shares issued during period							12,500
Platinum Point Capital [Member]
Class of Stock [Line Items]
Warrants exercise price											$ 16.00
Warrant term											3 years
Share based compensation											25,000
Decrease in exercise price	$ 11.60	$ 11.60			$ 11.60
Common Stock [Member]
Class of Stock [Line Items]
Number shares issued during period																6,899	4,375	71,250	75,625
Number of common stock value issued during period																			$ 7
Shares of stock issued for conversion of notes payable and accrued interest, shares																		33,042	83,773
Shares of stock issued for services rendered, shares																	125	50,000	178,875
Value of shares issued for service																			$ 18
Shares of stock issued for acquisition, shares																		320,285	320,285
Common Stock [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	43,750
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Number of common stock value issued during period																			$ 494,493
Value of shares issued for service																			$ 1,344,977
Additional Paid-in Capital [Member] | Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member]
Class of Stock [Line Items]
Amount of warrants outstanding									984,268
Additional Paid-in Capital [Member] | MIMO Technologies PVT Ltd [Member] | Share Exchange Agreement [Member]
Class of Stock [Line Items]
Amount of warrants outstanding									$ 984,268
Maximum [Member] | Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member]
Class of Stock [Line Items]
Minority interest ownership percentage									1.00%												1.00%
Chief Executive Officer [Member]
Class of Stock [Line Items]
Number shares issued during period			6,899													150,000
Compensation bonus for CEO																$ 1,078,560
Advisor [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Stock based compensation																	$ 40,222
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																	3 years
Advisor [Member] | Common Stock [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																	0
Director [Member] | Common Stock [Member]
Class of Stock [Line Items]
Short-term Debt, Lender																	director for agreeing to lend the Company $400,000 in a promissory note
Director [Member] | Common Stock [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture																	37,500
Shares may be return in period																	18,750
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture																	$ 447,000
Evergreen Capital Management LLC [Member]
Class of Stock [Line Items]
Warrants exercise price	$ 11.60	$ 11.60		$ 11.60	$ 11.60
Warrant term	5 years	5 years		5 years	5 years
Share based compensation	20,690	41,379		62,069
Decrease in exercise price											$ 11.60
Convertible promissory note payable	$ 240,000	$ 480,000		$ 720,000	$ 720,000
Warrants issued to investment bankers	1,655	3,310		4,966
Commission expenses	$ 5,756	$ 9,695		$ 37,977
Board Members, Advisory Board Members, Employees and Consultants [Member]
Class of Stock [Line Items]
Stock based compensation																				$ 104,638
Share based compensation												491,250
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period												10 years
Series A convertible preferred stock [Member]
Class of Stock [Line Items]
Conversion price description																			(i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than par value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the OTC Markets, as reported on Bloomberg, L.P. (or similar organization or agency succeeding to its functions of reporting prices) (the “Per Share Market Value”).
Preferred stock, shares issued															0				0	50,000
Preferred stock, shares outstanding															0				0	50,000
Series A convertible preferred stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred stock, par value																				$ 500
Series A convertible preferred stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Number shares issued during period													50,000	50,000
Shares issued price per share			$ 7.2472										$ 0.20
Number of common stock value issued during period													$ 10,000
Shares of stock issued for conversion of notes payable and accrued interest, shares			50,000													50,000
Preferred stock, shares issued															0				0
Preferred stock, shares outstanding															0				0
Conversion of notes payable																56,400
Warrants exercise price																$ 45